EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings and weighted average number of shares used in the calculation of basic and diluted earnings per share
The earnings and weighted average number of shares used in the calculation of basic and diluted earnings per share are as follows:

	For the year ended December 31,
	2019	2018	2017
Net income for the year attributable to owners of the Company	54,015	51,677	30,539
Weighted average number of shares (in thousands) for the purpose of basic earnings per share	36,586	35,746	34,919
Weighted average number of shares (in thousands) for the purpose of diluted earnings per share	37,674	36,685	36,094
BASIC EARNINGS PER SHARE	$1.48	$1.45	$0.87
DILUTED EARNINGS PER SHARE	$1.43	$1.41	$0.84

Potentially anti-dilutive ordinary shares excluded from the weight average number of ordinary shares for diluted earnings per share
The following potential ordinary shares are anti-dilutive and are therefore excluded from the weight average number of ordinary shares for the purpose of diluted earnings per share:

	For the year ended December 31,
	2019	2018	2017
Shares deemed to be issued in respect of employee options	4,470	205,940	603,159